Statements of changes in equity - USD ($) $ in Thousands	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2018	215,330,776
Balance as at Dec. 31, 2018	$ 3,020,726	$ (214,011)		$ 2	$ 2,806,717
Cost of redemption of Units (note 7) (in number of units)	(20,503,476)
Cost of redemption of Units (note 7)	$ (287,629)				(266,402)
Cost of redemption of Units (note 7)		21,167		60
Net income and comprehensive income for the year		419,468			419,468
Balance as (in number of units) at Dec. 31, 2019	194,827,300
Balance as at Dec. 31, 2019	$ 2,733,097	226,624		62	2,959,783
Proceeds from issuance of Units (in number of units) (note 7)	26,901,734
Proceeds from issuance of Units (note 7)	$ 458,997				458,997
Cost of redemption of Units (note 7) (in number of units)	(20,335)
Cost of redemption of Units (note 7)	$ (285)	(83)			(350)
Cost of redemption of Units (note 7)				18
Net income and comprehensive income for the year		1,008,043			1,008,043
Underwriting commissions and issue expenses			$ (3,193)		(3,193)
Balance as (in number of units) at Dec. 31, 2020	221,708,699
Balance as at Dec. 31, 2020	$ 3,191,809	$ 1,234,584	$ (3,193)	$ 80	$ 4,423,280